United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Six months ended 05/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2015
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2014 through May 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	25.7%
International Equity Securities	24.6%
Corporate Debt Securities	13.2%
Foreign Debt Securities	7.3%
Mortgage-Backed Securities[3]	3.0%
Trade Finance Agreements	2.7%
Collateralized Mortgage-Backed Obligations	0.8%
Asset-Backed Securities	0.2%
U.S. Treasury and Agency Securities	0.1%
Floating Rate Loan[4]	0.0%
Municipal Securities[4]	0.0%
Other Security Types[5]	9.0%
Derivative Contracts[6]	(0.1)%
Cash Equivalents[7]	8.4%
Other Assets and Liabilities—Net[8]	5.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consists of exchange-traded funds and purchased put options.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2015, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	23.4%
Consumer Discretionary	20.5%
Health Care	14.9%
Information Technology	11.4%
Industrials	10.4%
Telecommunication Services	4.8%
Utilities	4.5%
Consumer Staples	4.1%
Energy	3.8%
Materials	2.2%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2015 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—50.3%
		Consumer Discretionary—10.3%
2,900		Abercrombie & Fitch Co., Class A	$59,363
12,800		Aisin Seiki Co.	590,057
900	[1]	Amazon.com, Inc.	386,307
8,188		Bayerische Motoren Werke AG (BMW)	905,758
3,000	[1]	Bed Bath & Beyond, Inc.	213,960
13,500		Benesse Corp.	352,336
11,500		Bridgestone Corp.	477,349
38,579		Burberry Group PLC	1,001,018
1,900		Carnival Corp.	88,027
47,600		Comcast Corp., Class A	2,782,696
2,974		Compagnie Financiere Richemont SA	257,667
5,077		Continental Ag	1,172,556
17,773		D. R. Horton, Inc.	464,231
22,000		Daihatsu Motor Co. Ltd.	321,512
3,216		Daimler AG	301,300
15,800		Darden Restaurants, Inc.	1,035,532
13,100	[1]	Deckers Outdoor Corp.	892,765
4,369		Delphi Automotive PLC	380,016
17,259	[1]	DirecTV	1,571,259
17,975		Dollarama, Inc.	995,592
13,950		Flight Centre Travel Group Ltd.	494,447
6,063	[1]	Fossil Group, Inc.	430,534
6,800		Gannett Co., Inc.	243,372
3,500		Gap (The), Inc.	134,155
27,590		General Motors Co.	992,412
59,680		Hakuhodo DY Holdings, Inc.	642,294
1,971	[1]	Hilton Worldwide Holdings, Inc.	57,080
16,600		Home Depot, Inc.	1,849,572
4,200		Husqvarna AB, Class B	31,977
293,219		ITV PLC	1,222,478
3,000		Isuzu Motors Ltd.	40,672
2,900		Johnson Controls, Inc.	150,858
183,816		Kingfisher PLC	1,040,914
38,000		Li & Fung Ltd.	32,853
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
5,300	[1]	Liberty Interactive Corp.	$148,241
22,374	[1]	Liberty Media Corp., Class C	849,317
626	[1]	Liberty TripAdvisor Holdings, Inc.	17,515
3,100		Lowe's Cos., Inc.	216,938
1,042		Luxottica Group S.p.A	70,240
21,300		Macy's, Inc.	1,426,035
20,817		Magna International, Inc.	1,196,358
2,800		McDonald's Corp.	268,604
21,116	[1]	Michael Kors Holdings Ltd.	981,894
10,283		Michelin, Class B	1,105,090
500	[1]	NVR, Inc.	680,300
11,400		Nike, Inc., Class B	1,159,038
108,000		Nissan Motor Co. Ltd.	1,123,976
648		Pandora A/S	65,335
28,407		Persimmon PLC	853,269
3,036		Pirelli & Co. Ord	51,551
8,900		Polaris Industries, Inc.	1,273,145
6,300		Ralph Lauren Corp.	821,520
14,658		Realestate.com.au Ltd.	434,994
1,600		Royal Caribbean Cruises, Ltd.	121,568
52,000		SJM Holdings Ltd.	66,456
800		Sands China Ltd.	3,092
4,000		Sekisui Chemical Co.	53,853
2,855	[1]	ServiceMaster Global Holdings, Inc.	95,899
15,066	[1]	Sirius XM Holdings, Inc.	58,155
44,300		Sony Corp.	1,368,959
9,000		Starbucks Corp.	467,640
900		Starwood Hotels & Resorts	74,484
29,300		Sumitomo Rubber Industries, Ltd.	515,458
22,300		TJX Cos., Inc.	1,435,674
2,600		Target Corp.	206,232
22,900		Time Warner, Inc.	1,934,592
3,600		Toyoda Gosei Co., Ltd.	89,149
14,900		Toyota Motor Corp.	1,027,332
18,845		Twenty-First Century Fox, Inc.	633,192
9,800		Viacom, Inc., Class B - New	655,424
28,362		Vivendi SA	724,395
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
545		Volkswagen AG	$131,399
4,638		WPP PLC	109,351
19,700		Walt Disney Co.	2,174,289
1,100		Whirlpool Corp.	202,675
12,433		Whitbread PLC	974,144
36,500		Wynn Macau Ltd.	68,273
6,597	[1]	Zulily, Inc.	87,245
		TOTAL	47,635,209
		Consumer Staples—2.1%
2,700		Alimentation Couche-Tard, Inc., Class B	105,212
6,057		CVS Health Corp.	620,116
6,100		Colgate-Palmolive Co.	407,419
5,877		ConAgra Foods, Inc.	226,911
12,900		Familymart Co.	540,960
5,300	[1]	Herbalife Ltd.	275,759
3,900		Japan Tobacco, Inc.	141,516
5,354		Kimberly-Clark Corp.	582,836
5,000		Kellogg Co.	313,850
59,186		Koninklijke Ahold NV	1,205,914
9,279		Metro, Inc.	256,448
5,000		Molson Coors Brewing Co., Class B	366,900
23,000		NH Foods Ltd.	496,088
10,855		Nestle SA	843,308
7,550		Philip Morris International, Inc.	627,179
8,800		Procter & Gamble Co.	689,832
18,200		Swedish Match AB	542,370
30,500		The Coca-Cola Co.	1,249,280
450		Unilever N.V. Class CVA	19,200
		TOTAL	9,511,098
		Energy—1.9%
242,898		BP PLC	1,673,942
1,764		Caltex Australia	45,281
1,600		Canadian Natural Resources Ltd.	49,379
511		Delek Group Ltd.	147,496
2,900		Devon Energy Corp.	189,138
3,600		Exxon Mobil Corp.	306,720
5,052		Halliburton Co.	229,361
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
87,000		Inpex Corp.	$1,071,232
28,995		Kinder Morgan, Inc.	1,203,003
538		OMV AG	15,279
49,794		Royal Dutch Shell PLC, Class B	1,505,443
37,502		Suncor Energy, Inc.	1,096,171
932		Tenaris SA	13,456
5,018		Total SA	253,962
15,970		Valero Energy Corp.	946,063
		TOTAL	8,745,926
		Financials—11.8%
26,100		AEON Credit Service Ltd.	630,415
5,655		AGEAS	211,798
41,299		AXA	1,043,648
7,516		Allianz SE	1,178,442
6,800		Allstate Corp.	457,776
8,100		Ameriprise Financial, Inc.	1,009,179
27,000		Ascendas Real Estate Investment Trust	48,005
24,733		Australia & New Zealand Banking Group, Melbourne	624,384
6,802		BNP Paribas SA	412,062
289,500		BOC Hong Kong (Holdings) Ltd.	1,192,711
231		Banco Bilbao Vizcaya Argentaria SA	2,282
174,336		Banco Santander, SA	1,241,576
805		Bank Hapoalim Ltd.	4,221
74,804	[1]	Bank Leumi Le-Israel	292,446
116,800		Bank of America Corp.	1,927,200
2,800		Bank of Montreal	170,913
4,990		Bank of Nova Scotia	262,420
79,000		Bank Of Yokohama Ltd.	489,800
121,562		Barclays PLC	501,671
21,664	[1]	Berkshire Hathaway, Inc., - Class B	3,097,952
900		Blackrock, Inc.	329,202
5,395		Brookfield Asset Management, Inc., - Class A	190,812
8,720		CNP Assurances	144,231
12,500		Canadian Imperial Bank of Commerce	953,884
5,100		Capital One Financial Corp.	426,156
200		Citigroup, Inc.	10,816
4,696		Commonwealth Bank of Australia, Sydney	303,427
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
255,976		Corp Mapfre Sa	$913,000
5,603		Credit Agricole SA	84,017
2,900		DBS Group Holdings Ltd.	43,480
6,700		Danske Bank	196,521
2,505		Deutsche Wohnen AG	61,022
2,505	[1]	Deutsche Wohnen AG - RTS	83
14,324		Direct Line Insurance Group PLC	73,922
6,700		Discover Financial Services	390,409
13,908		DnB ASA	244,643
14,400	[1]	E*Trade Financial Corp.	424,224
126,000		Fukuoka Financial Group, Inc.	674,291
3,032		General Property Trust Group	10,651
23,479		Gjensidige Forsikring ASA	362,246
1,400		Goldman Sachs Group, Inc.	288,666
1,600		Great-West Lifeco, Inc.	46,356
3,360		Groupe Bruxelles Lambert SA	279,472
225,454		HSBC Holdings PLC	2,146,608
35,200		Hang Seng Bank Ltd.	704,643
10,514		Hannover Rueck SE	1,021,528
6,500		Hartford Financial Services Group, Inc.	267,215
667		Intact Financial Corp.	47,837
12,478		Intesa Sanpaolo	45,014
33,346		Investec PLC	305,691
28,400		Investor AB, Class B	1,121,981
39,140		J.P. Morgan Chase & Co.	2,574,629
11,337		KBC Groupe	760,633
51,900		KeyCorp	756,702
1,300		Kinnevik Investment AB	43,429
3,603		Lazard Ltd., Class A	200,183
294,175		Legal & General Group PLC	1,196,644
68,954		Lend Lease Corp. Ltd.	872,641
4,700		Lincoln National Corp.	267,947
55,000		Link REIT	319,909
17,400		MSCI, Inc., Class A	1,079,670
5,447		Macquarie Group Ltd.	338,368
24,100		Manulife Financial Corp.	442,428
90,700		Mitsubishi UFJ Financial Group, Inc.	668,312
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
237,000		Mizuho Financial Group, Inc.	$520,660
5,965		Muenchener Rueckversicherungs-Gesellschaft AG - REG	1,100,777
1,258	[1]	NN Group NV	35,198
1,700		National Bank of Canada, Montreal	66,313
46,868		Navient Corp.	903,146
248,218		Old Mutual PLC	839,345
2,000		Oversea-Chinese Banking Corp. Ltd.	15,109
4,100		PNC Financial Services Group	392,329
3,399		Partners Group Holding AG	1,066,386
12,233		Prudential Corp. PLC	304,796
402		Raiffeisen Bank International AG	6,184
15,200		Regions Financial Corp.	153,368
21,300		Royal Bank of Canada, Montreal	1,354,287
23,200		SEI Investments Co.	1,109,888
11,766		Sampo Oyj, Class A	555,651
22,341		Schroders PLC	1,152,107
14,309		Scor Regroupe	490,571
3,900		Skand Enskilda BKN, Class A	48,208
702		Societe Generale, Paris	32,789
20,700		Sumitomo Mitsui Financial Group, Inc.	937,413
9,000		Sumitomo Mitsui Trust Holdings, Inc.	40,994
500		Sun Life Financial Services of Canada	15,962
6,750	[1]	Synchrony Financial	217,958
140,326		Three I Group	1,208,120
3,500		Tokio Marine Holdings, Inc.	144,050
18,200		Toronto-Dominion Bank	792,482
1,900	[1]	United Mizrahi Bank Ltd.	21,609
802		Vienna Insurance Group	30,494
18,506		Voya Financial, Inc.	838,507
59,500		Wells Fargo & Co.	3,329,620
726		Westpac Banking Corp. Ltd.	18,541
		TOTAL	54,175,306
		Health Care—7.5%
11,817		Amgen, Inc.	1,846,524
4,857		AbbVie, Inc.	323,428
1,648	[1]	Actavis PLC	505,623
8,935	[1]	Actelion Ltd.	1,249,763
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
11,100		Aetna, Inc.	$1,309,467
24,396		Agilent Technologies, Inc.	1,004,871
1,825	[1]	Alkermes PLC	111,507
3,150		Anthem, Inc.	528,727
5,000	[1]	Bio Rad Laboratories, Inc., Class A	721,850
4,900		Bristol-Myers Squibb Co.	316,540
10,700	[1]	Bruker Corp.	212,288
17,458		CSL Ltd.	1,242,554
11,000		Cardinal Health, Inc.	969,870
1,095	[1]	Catamaran Corp.	65,554
2,306		Celesio AG	67,117
2,370	[1]	Celgene Corp.	271,223
471	[1]	Centene Corp.	35,485
15,137		Cochlear Ltd.	1,020,937
1,850		Coloplast, Class B	139,709
13,252	[1]	Community Health Systems, Inc.	732,968
4,116	[1]	Express Scripts Holding Co.	358,668
13,500		Gilead Sciences, Inc.	1,515,645
9,900	[1]	Health Net, Inc.	616,176
17,300	[1]	Hologic, Inc.	618,821
11,601	[1]	IMS Health Holdings, Inc.	345,246
33,100		Johnson & Johnson	3,314,634
19,400		Lilly (Eli) & Co.	1,530,660
6,600		Medtronic PLC	503,712
40,300		Merck & Co., Inc.	2,453,867
17,898		Novo Nordisk A/S, Class B	1,014,203
6,930		Novartis AG - REG	713,203
1,711		Orion Oyj	57,277
17,100		Otsuka Holdings Co., Ltd.	532,271
91,422		Pfizer, Inc.	3,176,914
22,550	[1]	Qiagen NV	553,941
7,973		Ramsay Health Care Ltd.	385,800
500	[1]	Regeneron Pharmaceuticals, Inc.	256,280
9,354		Roche Holding AG-GENUSSCHEIN	2,754,088
4,508		Sanofi	441,846
21		Shire PLC	1,818
15,000		Sumitomo Dainippon Pharma Co., Ltd.	169,941
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
8,000	[1]	Tenet Healthcare Corp.	$425,520
		TOTAL	34,416,536
		Industrials—5.2%
1,585		Abertis Infraestructuras SA	27,860
2,406		Adecco SA	191,647
14,263		Alaska Air Group, Inc.	921,960
6,250		Allison Transmission Holdings, Inc.	191,250
1,089		Andritz AG	67,356
151,498		BAE Systems PLC	1,193,321
2,478		Boeing Co.	348,208
16,999		Bouygues SA	669,625
39,437		Bunzl PLC	1,143,248
2,500		CP Railway Ltd.	411,949
50,100		CSX Corp.	1,707,408
10,982		Canadian National Railway, Co.	651,449
5,464		Cobham PLC	24,701
5,925		DSV, De Sammensluttede Vognmad AS	206,450
43,000		Dai Nippon Printing Co. Ltd.	452,792
3,700		Danaher Corp.	319,384
17,100		Delta Air Lines, Inc.	733,932
30,786		Deutsche Post AG	928,067
40,318		Edenred	1,018,659
24,000		Fuji Electric Co.	114,155
3,045		Geberit International AG	1,097,089
2,300		General Dynamics Corp.	322,368
522,000		Hutchison Port Holdings TR-U	343,200
5,700		Ingersoll-Rand PLC	392,046
1,356	[1]	International Consolidated Airlines Group SA	11,464
9,200		Komatsu Ltd.	193,248
174		Kone Corp. OYJ, Class B	7,298
1,300		L-3 Communications Holdings, Inc.	153,153
15,000		Mitsubishi Electric Corp.	204,708
46,000		NWS Holdings Ltd.	74,739
15,220		Nielsen NV	684,748
15,258		Randstad Holdings N.V.	884,283
452		Schindler Holding AG	79,363
2,800		Securitas AB, Class B	38,037
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
38,000		Singapore Technologies Engineering Ltd.	$95,715
34,700		Southwest Airlines Co.	1,285,635
2,900		Stanley Black & Decker, Inc.	297,076
71,000		Sumitomo Heavy Industries	464,550
72,573		TNT Express NV	612,800
20,000		Toto Ltd.	329,685
24,594		Union Pacific Corp.	2,481,780
7,447	[1]	United Continental Holdings, Inc.	406,532
9,200		United Parcel Service, Inc.	912,824
925		Vallourec (Usines)	22,893
1,200		Vestas Wind Systems A/S	61,504
19,502		West Japan Railway Co.	1,156,535
3,000		Yamato Holdings Co. Ltd.	61,020
4,200		Yangzijiang Shipbuilding Holdings Ltd.	4,497
		TOTAL	24,002,211
		Information Technology—5.7%
1,500	[1]	Alliance Data Systems Corp.	447,045
58,444		Apple, Inc.	7,614,084
8,500		Applied Materials, Inc.	171,105
7,788	[1]	Arris Group, Inc.	257,082
37,345		Brocade Communications Systems, Inc.	461,771
6,705		CDW Corp.	248,756
66,400		Cisco Systems, Inc.	1,946,184
22,500		Corning, Inc.	470,700
10,100		EMC Corp. Mass	266,034
4,000	[1]	eBay, Inc.	245,440
13,923		Ericsson LM - B	156,388
4,071	[1]	Facebook, Inc.	322,382
22,700	[1]	Freescale Semiconductor Ltd.	1,024,224
806	[1]	Google, Inc., Class A	439,528
48,700		Hewlett-Packard Co.	1,626,580
1,800		Hoya Corp.	66,160
6,300	[1]	Ingram Micro, Inc., Class A	168,903
87,600		Intel Corp.	3,018,696
23,700		Itochu Techno-Science Corp.	558,902
24,100	[1]	Micron Technology, Inc.	673,113
11,900		NVIDIA Corp.	263,347
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
4,500		Nexon Co., Ltd.	$60,162
2,489		Nice Systems Ltd.	156,426
29,698		Nokia Oyj	217,061
10,500		Omron Corp.	487,146
4,500		Qualcomm, Inc.	313,560
1,605		STMicroelectronics N.V.	13,716
13,300		Skyworks Solutions, Inc.	1,454,488
23,426	[1]	SunPower Corp.	711,916
1,541		TE Connectivity Ltd.	106,329
7,100	[1]	Tech Data Corp.	448,152
24,600	[1]	Trimble Navigation Ltd.	576,624
10,173		United Internet AG	475,378
2,500	[1]	VMware, Inc., Class A	218,300
2,956	[1]	Vantiv, Inc.	118,240
7,000		Western Digital Corp.	681,520
		TOTAL	26,485,442
		Materials—1.1%
33,000		Asahi Kasei Corp.	291,807
2,466		EMS-Chemie Holdings Ag	1,050,553
2,800		Eagle Materials, Inc.	233,744
275,420		Fortescue Metals Group Ltd.	504,787
21		Givaudan SA	38,500
78,200		Kuraray Co. Ltd.	1,023,928
1,500		Martin Marietta Materials	223,515
9,600		Nitto Denko Corp.	741,509
10,700		Potash Corp. of Saskatchewan, Inc.	336,762
1,000		Sherwin-Williams Co.	288,180
69		Sika AG	237,136
2,109		Voest-alpine Stahl	87,752
94		Yara International ASA	4,755
		TOTAL	5,062,928
		Telecommunication Services—2.4%
5,400		AT&T, Inc.	186,516
210,229		BT Group PLC	1,437,270
81,181		Deutsche Telekom AG	1,395,030
467,095		HKT Trust and HKT Ltd.	587,420
19,800		KDDI Corp.	444,628
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
38,220		NTT DOCOMO, Inc.	$685,351
18,400		Nippon Telegraph and Telephone Corp.	1,278,591
10,678		Orange SA	169,210
193,000		PCCW Ltd.	120,639
294,000		StarHub Ltd.	873,389
1,592	[1]	T-Mobile US, Inc.	61,897
66,903		Tele2 AB, Class B	787,246
44,917		Telecom Italia S.p.A	55,059
11,000		TeliaSonera AB	64,861
87,232		Telstra Corp. Ltd.	412,849
52,500		Verizon Communications	2,595,600
		TOTAL	11,155,556
		Utilities—2.3%
75,600		AES Corp.	1,028,160
6,394		CMS Energy Corp.	218,291
43,600	[1]	Calpine Corp.	876,360
1,389		E.On AG	20,401
27,986		Electricite De France	688,025
32,505		Enagas SA	935,111
230,742		Enel S.p.A	1,120,432
49,406	[1]	Engie	997,770
25,600		FirstEnergy Corp.	913,408
12,500		Power Assets Holdings Ltd.	119,565
9,000		Public Service Enterprises Group, Inc.	383,670
1,820		Red Electrica de Espana	153,139
32,535		SSE PLC	829,359
1,500		Sempra Energy	161,205
70,716		Snam Rete Gas S.p.A	349,983
54,189		Suez Environnement SA	1,045,572
145,459		Terna S.p.A	693,560
		TOTAL	10,534,011
		TOTAL COMMON STOCKS (IDENTIFIED COST $202,900,913)	231,724,223
		ASSET-BACKED SECURITIES—0.1%
$150,000		American Express Credit Account Master Trust 2014-1, A, 0.555%, 12/15/2021	149,999
300,000		AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.26%, 11/08/2019	299,861
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
$150,000		Navient Student Loan Trust 2014-1, A2, 0.491%, 3/27/2023	$149,939
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $599,983)	599,799
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
450,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	465,892
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	54,971
400,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	426,488
100,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	105,923
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,048,958)	1,053,274
		CORPORATE BONDS—4.5%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	308,717
50,000		RPM International, Inc., 6.500%, 02/15/2018	55,520
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	279,358
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,012
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	247,180
		TOTAL	907,787
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	107,325
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	99,551
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	319,614
		TOTAL	526,490
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	37,805
150,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	37,805
		Capital Goods - Aerospace & Defense—0.0%
50,000	[4,5]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	50,449
		Capital Goods - Building Materials—0.1%
185,000		Masco Corp., Unsecd. Note, 4.45%, 4/01/2025	190,319
300,000		Valmont Industries, Inc., 5.25%, 10/01/2054	278,726
		TOTAL	469,045
		Capital Goods - Diversified Manufacturing—0.1%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	99,854
200,000	[4,5]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	199,965
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	115,164
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	$79,763
		TOTAL	494,746
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	124,399
		Communications - Cable & Satellite—0.1%
300,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	293,422
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,720
		TOTAL	317,142
		Communications - Media & Entertainment—0.1%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	112,269
310,000	[4,5]	British Sky Broadcasting Group PLC, 3.75%, Series 144A, 9/16/2024	313,098
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	199,430
		TOTAL	624,797
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,275
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	211,439
		TOTAL	227,714
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	69,896
200,000		Magna International, Inc., 3.625%, 6/15/2024	200,335
50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	51,502
		TOTAL	321,733
		Consumer Cyclical - Retailers—0.2%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	105,658
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.25%, 4/15/2025	295,559
135,772	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	150,028
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	296,132
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	51,546
		TOTAL	898,923
		Consumer Non-Cyclical - Food/Beverage—0.2%
66,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	61,493
625,000		Heineken NV, Series EMTN, 2.875%, 8/4/2025	783,561
150,000		PepsiCo, Inc., 2.75%, 4/30/2025	146,263
		TOTAL	991,317
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	23,873
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
$300,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	$300,125
450,000	Eli Lilly & Co., 3.700%, 3/01/2045	419,304
	TOTAL	719,429
	Consumer Non-Cyclical - Tobacco—0.0%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	30,530
60,000	Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	62,209
	TOTAL	92,739
	Energy - Independent—0.1%
100,000	Apache Corp., 4.25%, 1/15/2044	91,869
100,000	Petroleos Mexicanos, 6.500%, 06/02/2041	110,500
150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	156,938
20,000	XTO Energy, Inc., 6.750%, 08/01/2037	29,145
	TOTAL	388,452
	Energy - Integrated—0.1%
155,000	Husky Energy, Inc., 4.000%, 04/15/2024	157,568
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	101,909
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	45,443
	TOTAL	304,920
	Energy - Midstream—0.2%
325,000	Energy Transfer Partners, Sr. Unsecd. Note, 4.05%, 3/15/2025	316,952
350,000	Energy Transfer Partners, Sr. Unsecd. Note, 5.15%, 3/15/2045	328,055
100,000	Kinder Morgan, Inc., 5.05%, 2/15/2046	91,651
100,000	Williams Partners LP, 4.900%, 1/15/2045	92,318
300,000	Williams Partners LP, 5.100%, 9/15/2045	283,478
	TOTAL	1,112,454
	Energy - Oil Field Services—0.0%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	103,673
100,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	90,431
	TOTAL	194,104
	Energy - Refining—0.1%
250,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	243,286
25,000	Valero Energy Corp., 9.375%, 03/15/2019	31,160
100,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	118,505
	TOTAL	392,951
	Financial Institution - Banking—0.6%
340,000	Associated Banc-Corp., Sub., 4.25%, 1/15/2025	341,229
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/01/2044	$106,797
355,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	351,750
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	298,968
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	245,884
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	109,668
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,628
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	396,337
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,763
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	61,409
100,000		J.P. Morgan Chase & Co., 6.750%, 1/29/2049	109,125
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,628
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.417%, 1/27/2020	304,263
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	127,099
165,325	[3,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	87,785
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	46,653
		TOTAL	2,885,986
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	32,786
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	114,145
70,000	[4,5]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	72,525
		TOTAL	219,456
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	40,350
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	58,292
		Financial Institution - Insurance - Life—0.5%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	127,183
100,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	123,336
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	377,932
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,575
330,000		MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/01/2045	314,825
100,000	[4,5]	Principal Life Global Funding II, Series 144A, 2.200%, 4/08/2020	100,155
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	200,197
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$750,000	[4]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	$1,008,394
		TOTAL	2,268,597
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	77,088
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	52,444
300,000	[4,5]	Liberty Mutual Group, Inc, Sr. Unsecd. Note, Series 144A, 6.500%, 3/15/2035	360,179
30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	46,438
		TOTAL	536,149
		Financial Institution - REIT - Apartment—0.1%
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	303,872
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	106,764
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	308,033
		Financial Institution - REIT - Other—0.1%
40,000		Liberty Property LP, 6.625%, 10/01/2017	44,300
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	103,019
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	164,301
		TOTAL	311,620
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	43,616
		Financial Institution - REITs—0.0%
200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	204,188
		Foreign - Local - Government—0.1%
255,000	[4,5]	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 6/21/2019	207,230
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	66,390
		TOTAL	273,620
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	156,845
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	110,321
		TOTAL	267,166
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—0.3%
$300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/01/2025	$301,380
250,000		Apple, Inc., Sr. Unsecd. Note, 3.45%, 2/09/2045	217,439
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	101,729
300,000	[4,5]	Keysight Technologies, I, Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	297,206
380,000	[4,5]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	376,207
		TOTAL	1,293,961
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.15%, 4/01/2045	133,564
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	61,038
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	124,754
		TOTAL	319,356
		Transportation - Services—0.1%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	83,474
62,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	63,730
100,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,559
335,000	[4,5]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	331,480
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,789
		TOTAL	680,032
		Utility - Electric—0.2%
29,142	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	30,494
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	299,787
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,789
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	397,436
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	79,285
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	47,351
		TOTAL	1,056,142
		Utility - Natural Gas—0.1%
300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	307,349
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,808,285)	20,705,818
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—0.1%
$3,089	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	$3,594
2,189	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	2,619
5,459	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	6,308
3,250	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	3,772
1,783	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,070
3,926	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,514
8,817	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	9,290
1,461	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	1,550
4,747	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	5,504
3,617	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	4,182
12,520	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	14,322
8,188	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	8,554
9,303	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	9,718
8,207	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	9,398
14,613	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	16,516
12,365	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	13,024
1,331	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,603
612	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	720
5,090	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	5,991
3,430	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	3,677
502	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	572
1	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	1
12,845	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	14,729
5,298	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	6,074
5,422	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	6,152
11,186	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	12,474
11,192	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	13,170
5,974	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	7,071
13,722	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	16,040
22,030	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	25,688
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$621		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	$703
2,416		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,895
2,712		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	3,125
396		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	474
219		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	256
5,775		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,800
4,989		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	5,811
735		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	850
6,550		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	7,711
5,251		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	6,102
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $233,843)	263,624
		FOREIGN GOVERNMENTS/AGENCIES—5.1%
		Sovereign—5.1%
746,000		Belgium, Government of, Series 68, 2.250%, 06/22/2023	927,928
1,235,000		Bonos Y Oblig Del Estado, 2.750%, 04/30/2019	1,471,152
1,360,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,612,854
400,000	[4,5]	Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	505,394
650,000		Buoni Poliennali Del Tes, 2.15%, 12/15/2021	749,865
200,000		Buoni Poliennali Del Tes, 2.500%, 5/01/2019	235,468
1,000,000		Buoni Poliennali Del Tes, 3.750%, 05/01/2021	1,258,728
220,000		Buoni Poliennali Del Tes, 4.250%, 03/01/2020	279,966
2,200,000		Buoni Poliennali Del Tes, 4.500%, 05/01/2023	2,934,758
58,000	[4,5]	Buoni Poliennali Del Tes, Unsecd. Note, 3.25%, 9/01/2046	68,914
200,000		Canada, Government of, Bond, 3.250%, 06/01/2021	180,912
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	333,458
536,000		France, Government of, 0.500%, 05/25/2025	571,300
700,000		France, Government of, 3.250%, 10/25/2021	911,383
400,000		France, Government of, Bond, 4.500%, 04/25/2041	722,324
600,000		Germany, Government of, 1.75%, 2/15/2024	736,153
157,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	1,270,114
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
70,000,000		Japan, Government of, Series 65, 1.900%, 12/20/2023	$639,775
20,000,000		Japan, Government of, Series 87, 2.200%, 03/20/2026	190,369
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	2,352,288
120,000,000		Japan-313(10 Year Issue), Series 313, 1.300%, 3/20/2021	1,032,288
200,000	[4,5]	Netherlands, Government of, 1.750%, 07/15/2023	241,884
240,000	[4,5]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	249,500
3,950,000		Sweden, Government of, Series 1058, 2.500%, 5/12/2025	544,425
1,410,000		United Kingdom, Government of, 1.750%, 09/07/2022	2,176,810
180,000		United Kingdom, Government of, 3.250%, 01/22/2044	315,856
670,000		United Kingdom, Government, 2.75%, 9/07/2024	1,105,336
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	39,375
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,667,387)	23,658,577
		MUNICIPAL—0.0%
		Illinois—0.0%
$90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	108,173
		U.S. TREASURY—0.1%
86,000		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	88,485
146,640	[6]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	152,265
4,000		United States Treasury Bond, 2.500%, 2/15/2045	3,679
266,000	[6]	United States Treasury Bond, 3.000%, 11/15/2044	271,361
		TOTAL U.S. TREASURY (IDENTIFIED COST $536,175)	515,790
		EXCHANGE-TRADED FUNDS—9.0%
595,593		iShares Core MSCI Emerging Markets ETF	29,749,870
92,538		iShares Russell 2000 ETF	11,467,309
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $41,497,230)	41,217,179
		INVESTMENT COMPANIES—25.1%[7]
974,787		Emerging Markets Fixed Income Core Fund	34,845,790
1,705,786		Federated Mortgage Core Portfolio	17,023,743
1,497,559		Federated Project and Trade Finance Core Fund	14,032,123
32,692,843	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	32,692,843
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued[7]
2,657,975	High Yield Bond Portfolio	$17,117,358
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $118,535,225)	115,711,857
	TOTAL INVESTMENTS—94.5% (IDENTIFIED COST $411,917,999)[9]	435,558,314
	OTHER ASSETS AND LIABILITIES - NET—5.5%[10]	25,257,193
	TOTAL NET ASSETS—100%	$460,815,507
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1FTSE 100 Index Short Futures	603	$41,995,935	June 2015	$28,832
1FTSE/JSE Top 40 Short Futures	193	$89,675,520	June 2015	$142,253
1FTSE/MIB Index Short Futures	236	$27,757,140	June 2015	$(135,072)
[1]Hang Seng Index Short Futures	58	$78,775,600	June 2015	$373,732
1MEX Bolsa Index Short Futures	803	$358,274,510	June 2015	$(49,270)
1MSCI Taiwan Index Short Futures	71	$2,558,840	June 2015	$(35,145)
1MSCI Singapore IX ETS Short Futures	237	$17,898,240	June 2015	$282,679
1NIKKEI 225 Short Futures	35	$719,600,000	June 2015	$(109,866)
[1]Russell 2000 Mini Short Futures	33	$4,106,190	June 2015	$(4,634)
[1]United States Treasury Notes 10-Year Short Futures	114	$14,556,375	September 2015	$(86,548)
[1]Amsterdam Index Long Futures	169	$16,680,300	June 2015	$(256,138)
1BIST 30 Long Futures	1,892	$19,194,340	June 2015	$(201,649)
1CAC40 10 Euro Long Futures	350	$17,445,750	June 2015	$(249,891)
1DAX Index Long Futures	76	$21,685,650	June 2015	$(124,117)
1DJIA Mini E-CBOT Long Futures	65	$5,852,925	June 2015	$(60,574)
[1]Euro STOXX 50 Long Futures	424	$15,102,880	June 2015	$(223,411)
1IBEX 35 Index Long Futures	118	$13,183,196	June 2015	$(151,080)
1KOSPI2 Index Long Futures	201	$26,250,600,000	June 2015	$(203,025)
[1]Mini MSCI Emerging Market Long Futures	63	$3,140,235	June 2015	$(128,895)
1OMXS 30 Index Long Futures	549	$90,214,425	June 2015	$(58,212)
1SGX CNX Nifty Long Futures	454	$7,698,932	June 2015	$161,624
1S&P 500 Long Futures	5	$2,632,500	June 2015	$(12,766)
1S&P/TSX 60 Index Long Futures	16	$2,795,520	June 2015	$(28,097)
1SPI 200 Long Futures	129	$18,634,050	June 2015	$35,791
1TOPIX Index Long Futures	122	$2,038,620,000	June 2015	$364,505
Semi-Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 2-Year Long Futures	21	$4,596,047	September 2015	$6,842
[1]United States Treasury Notes 5-Year Long Futures	29	$3,472,070	September 2015	$18,737
[1]United States Ultra Bond Long Futures	24	$3,846,750	September 2015	$19,147
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(684,248)
At May 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
Contracts Purchased:
6/3/2015	JPMorgan Chase	2,341,500 AUD	$1,816,135	$(26,039)
6/3/2015	JPMorgan Chase	241,500 CAD	$194,505	$(319)
6/3/2015	JPMorgan Chase	1,835,000 CHF	$1,933,305	$19,193
6/3/2015	JPMorgan Chase	6,288,500 EUR	$6,866,985	$39,755
6/3/2015	JPMorgan Chase	6,077,000 GBP	$9,534,785	$(246,777)
6/3/2015	JPMorgan Chase	668,800,000 JPY	$5,431,119	$(42,538)
6/3/2015	JPMorgan Chase	68,754,500 MXN	$4,491,234	$(26,676)
6/3/2015	JPMorgan Chase	23,050,000 NOK	$3,126,369	$(160,398)
6/3/2015	JPMorgan Chase	3,292,000 NZD	$2,430,662	$(95,154)
6/3/2015	JPMorgan Chase	45,050,000 SEK	$5,484,327	$(200,708)
6/3/2015	JPMorgan Chase	9,000,000 SGD	$6,798,713	$(122,799)
6/3/2015	JPMorgan Chase	16,796,000 TRY	$6,356,463	$(51,689)
6/10/2015	JPMorgan Chase	3,785,500 CAD	$3,051,789	$(8,334)
6/10/2015	JPMorgan Chase	7,004,000 CAD	$5,643,800	$(12,745)
6/10/2015	JPMorgan Chase	3,871,000 CHF	$4,080,329	$39,443
6/10/2015	JPMorgan Chase	3,598,000 GBP	$5,535,020	$(36,200)
6/10/2015	JPMorgan Chase	20,673,000 SEK	$2,451,524	$(26,625)
6/29/2015	JPMorgan Chase	1,971,113 AUD	1,400,000 EUR	$(33,312)
6/29/2015	JPMorgan Chase	190,227,568 JPY	$1,600,000	$(66,746)
7/10/2015	JPMorgan Chase	1,800,000 AUD	1,739,655 CAD	$(24,626)
7/10/2015	JPMorgan Chase	1,600,000 CAD	157,854,144 JPY	$13,298
7/10/2015	JPMorgan Chase	575,720 CAD	$475,000	$(12,339)
7/10/2015	JPMorgan Chase	1,317,867 CAD	$1,100,000	$(40,932)
7/10/2015	JPMorgan Chase	1,719,320 CAD	$1,425,000	$(43,316)
7/10/2015	JPMorgan Chase	1,700,000 EUR	224,517,878 JPY	$58,168
7/10/2015	Bank of America, N.A.	1,700,000 EUR	230,017,990 JPY	$13,830
7/10/2015	JPMorgan Chase	2,000,000 EUR	270,450,320 JPY	$17,553
7/10/2015	JPMorgan Chase	2,000,000 EUR	271,616,340 JPY	$8,154
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
7/10/2015	JPMorgan Chase	1,100,000 EUR	10,350,505 SEK	$(6,075)
7/10/2015	Barclays Bank PLC	1,400,000 EUR	$1,571,878	$(33,477)
7/10/2015	Barclays Bank PLC	1,700,000 EUR	$1,894,973	$(26,915)
7/10/2015	JPMorgan Chase	1,850,000 EUR	$2,103,199	$(70,312)
7/10/2015	JPMorgan Chase	1,850,000 EUR	$2,109,257	$(76,371)
7/10/2015	JPMorgan Chase	400,000 GBP	73,967,316 JPY	$14,923
7/10/2015	JPMorgan Chase	1,200,000 GBP	223,407,948 JPY	$32,628
7/10/2015	Barclays Bank PLC	1,500,000 GBP	283,330,500 JPY	$7,971
7/10/2015	JPMorgan Chase	1,500,000 GBP	285,306,015 JPY	$(7,954)
7/10/2015	Barclays Bank PLC	400,000 GBP	$602,612	$8,578
7/10/2015	JPMorgan Chase	810,000 GBP	$1,266,827	$(29,168)
7/10/2015	JPMorgan Chase	810,000 GBP	$1,266,827	$(29,168)
7/10/2015	JPMorgan Chase	1,200,000 GBP	$1,840,788	$(7,218)
7/10/2015	JPMorgan Chase	114,746,529 JPY	$950,000	$(25,002)
7/10/2015	JPMorgan Chase	114,927,979 JPY	$950,000	$(23,539)
7/10/2015	JPMorgan Chase	229,702,096 JPY	$1,900,000	$(48,319)
7/10/2015	Barclays Bank PLC	4,542,846 NOK	$600,000	$(16,038)
7/10/2015	Barclays Bank PLC	4,559,793 NOK	$600,000	$(13,860)
7/10/2015	JPMorgan Chase	14,388,058 NOK	$1,900,000	$(50,482)
7/10/2015	State Street	295,890 NZD	$217,275	$(8,079)
7/10/2015	JPMorgan Chase	295,890 NZD	$219,244	$(10,047)
7/10/2015	JPMorgan Chase	295,890 NZD	$219,244	$(10,047)
7/10/2015	JPMorgan Chase	608,219 NZD	$445,819	$(15,803)
7/10/2015	JPMorgan Chase	820,000 NZD	$610,554	$(30,808)
7/10/2015	State Street	904,110 NZD	$663,897	$(24,685)
7/10/2015	State Street	1,200,000 NZD	$881,916	$(33,507)
7/10/2015	JPMorgan Chase	1,200,000 NZD	$883,560	$(35,151)
7/10/2015	JPMorgan Chase	1,200,000 NZD	$907,548	$(59,139)
7/10/2015	JPMorgan Chase	1,200,000 NZD	$907,548	$(59,139)
7/10/2015	JPMorgan Chase	1,580,000 NZD	$1,181,113	$(64,042)
7/10/2015	JPMorgan Chase	4,418,160 PLN	$1,200,000	$(20,841)
7/10/2015	Bank of New York Mellon	2,274,515 SGD	$1,700,000	$(14,225)
8/11/2015	JPMorgan Chase	1,926,714 DKK	260,000 EUR	$(1,618)
Contracts Sold:
6/3/2015	JPMorgan Chase	2,341,500 AUD	$1,871,113	$81,016
6/3/2015	JPMorgan Chase	241,500 CAD	$199,928	$5,742
6/3/2015	JPMorgan Chase	1,835,000 CHF	$1,992,080	$39,581
6/3/2015	JPMorgan Chase	6,288,500 EUR	$7,163,039	$256,298
6/3/2015	JPMorgan Chase	6,077,000 GBP	$9,349,085	$61,077
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
6/3/2015	JPMorgan Chase	668,800,000 JPY	$5,588,095	$199,514
6/3/2015	JPMorgan Chase	68,754,500 MXN	$4,562,282	$97,725
6/3/2015	JPMorgan Chase	23,050,000 NOK	$2,989,818	$23,847
6/3/2015	JPMorgan Chase	3,292,000 NZD	$2,390,539	$55,031
6/3/2015	JPMorgan Chase	45,050,000 SEK	$5,341,668	$58,049
6/3/2015	JPMorgan Chase	9,000,000 SGD	$6,672,078	$(3,836)
6/3/2015	JPMorgan Chase	16,796,000 TRY	$6,489,332	$184,557
6/10/2015	JPMorgan Chase	8,987,000 AUD	$6,967,919	$99,879
6/10/2015	JPMorgan Chase	10,803,000 EUR	$11,797,898	$(68,169)
6/10/2015	JPMorgan Chase	165,763,000 JPY	$1,346,185	$10,550
6/10/2015	JPMorgan Chase	85,796,500 MXN	$5,601,286	$33,065
6/10/2015	JPMorgan Chase	9,255,000 NOK	$1,199,707	$9,063
6/10/2015	JPMorgan Chase	1,254,000 NZD	$909,811	$20,763
6/10/2015	JPMorgan Chase	2,273,500 SGD	$1,684,862	$(1,286)
6/10/2015	JPMorgan Chase	21,845,000 TRY	$8,249,965	$66,635
6/29/2015	JPMorgan Chase	1,000,000 EUR	$1,082,686	$(16,000)
7/10/2015	JPMorgan Chase	1,800,000 AUD	1,738,089 CAD	$23,367
7/10/2015	JPMorgan Chase	1,600,000 CAD	158,598,096 JPY	$(7,301)
7/10/2015	JPMorgan Chase	1,317,277 CAD	$1,100,000	$41,407
7/10/2015	JPMorgan Chase	2,276,333 CAD	$1,900,000	$70,688
7/10/2015	JPMorgan Chase	1,700,000 EUR	223,408,900 JPY	$(67,108)
7/10/2015	Bank of America, N.A.	1,700,000 EUR	227,961,500 JPY	$(30,408)
7/10/2015	JPMorgan Chase	2,000,000 EUR	269,843,700 JPY	$(22,444)
7/10/2015	JPMorgan Chase	2,000,000 EUR	271,721,300 JPY	$(7,308)
7/10/2015	State Street	4,000,000 EUR	541,388,000 JPY	$(31,178)
7/10/2015	JPMorgan Chase	1,100,000 EUR	10,335,173 SEK	$4,275
7/10/2015	Barclays Bank PLC	1,400,000 EUR	$1,572,956	$34,555
7/10/2015	Barclays Bank PLC	1,700,000 EUR	$1,872,635	$4,577
7/10/2015	JPMorgan Chase	3,700,000 EUR	$4,236,028	$170,255
7/10/2015	JPMorgan Chase	400,000 GBP	73,010,096 JPY	$(22,639)
7/10/2015	JPMorgan Chase	1,200,000 GBP	224,413,692 JPY	$(24,520)
7/10/2015	State Street	1,500,000 GBP	282,187,500 JPY	$(17,185)
7/10/2015	JPMorgan Chase	1,500,000 GBP	284,586,195 JPY	$2,152
7/10/2015	Barclays Bank PLC	400,000 GBP	$595,744	$(15,446)
7/10/2015	JPMorgan Chase	810,000 GBP	$1,211,151	$(26,508)
7/10/2015	JPMorgan Chase	810,000 GBP	$1,262,715	$25,056
7/10/2015	JPMorgan Chase	1,200,000 GBP	$1,853,287	$19,718
7/10/2015	JPMorgan Chase	228,197,600 JPY	$1,900,000	$60,447
7/10/2015	JPMorgan Chase	230,067,181 JPY	$1,900,000	$45,376
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Gain/Loss
7/10/2015	Barclays Bank PLC	9,063,882 NOK	$1,200,000	$34,880
7/10/2015	JPMorgan Chase	14,421,962 NOK	$1,900,000	$46,124
7/10/2015	State Street	1,200,000 NZD	$881,460	$33,051
7/10/2015	JPMorgan Chase	1,200,000 NZD	$893,525	$45,116
7/10/2015	JPMorgan Chase	1,200,000 NZD	$897,108	$48,699
7/10/2015	State Street	1,200,000 NZD	$901,176	$52,767
7/10/2015	JPMorgan Chase	1,200,000 NZD	$903,914	$55,505
7/10/2015	JPMorgan Chase	1,200,000 NZD	$912,833	$64,424
7/10/2015	JPMorgan Chase	2,400,000 NZD	$1,840,224	$143,407
7/10/2015	JPMorgan Chase	4,450,080 PLN	$1,200,000	$12,321
7/10/2015	Bank of New York Mellon	2,264,740 SGD	$1,700,000	$21,470
7/10/2015	BNP Paribas SA	10,918,359 ZAR	$900,000	$6,709
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$151,595
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $6,955,373, which represented 1.5% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $5,859,194, which represented 1.3% of total net assets.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $411,931,595.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$118,449,797	$—	$—	$118,449,797
International	107,808,201	5,466,225	—	113,274,426
Debt Securities:
Asset-Backed Securities	—	599,799	—	599,799
Collateralized Mortgage Obligations	—	1,053,274	—	1,053,274
Corporate Bonds	—	20,618,033	87,785	20,705,818
Foreign Governments/Agencies	—	23,658,577	—	23,658,577
Mortgage-Backed Securities	—	263,624	—	263,624
Municipal	—	108,173	—	108,173
U.S. Treasury	—	515,790	—	515,790
Exchange-Traded Funds	41,217,179	—	—	41,217,179
Investment Companies[1]	32,692,843	83,019,014[2]	—	115,711,857
TOTAL SECURITIES	$300,168,020	$135,302,509	$87,785	$435,558,314
OTHER FINANCIAL INSTRUMENTS[3]	$(684,248)	$151,595	$—	$(532,653)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $68,867,887 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro Currency
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.29	$21.47	$18.68	$16.98	$16.87	$15.65
Income From Investment Operations:
Net investment income	0.15[1]	0.18[1]	0.17[1]	0.18[1]	0.20[1]	0.19[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.16	1.10	3.07	1.74	0.08	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.31	1.28	3.24	1.92	0.28	1.24
Less Distributions:
Distributions from net investment income	(0.09)	(0.12)	(0.16)	(0.22)	(0.17)	(0.02)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(1.81)	(2.46)	(0.45)	(0.22)	(0.17)	(0.02)
Redemption Fees	—	0.00[2]	—	—	—	—
Net Asset Value, End of Period	$18.79	$20.29	$21.47	$18.68	$16.98	$16.87
Total Return[3]	1.77%	6.53%	17.73%	11.38%	1.62%	7.91%
Ratios to Average Net Assets:
Net expenses	1.15%[4]	1.14%	1.17%	1.22%	1.25%[5]	1.25%[5]
Net investment income	1.63%[4]	0.93%	0.88%	1.01%	1.14%	1.20%
Expense waiver/reimbursement[6]	0.13%[4]	0.10%	0.10%	0.07%	0.10%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,365	$196,067	$193,678	$185,414	$178,971	$135,002
Portfolio turnover	40%	100%	106%	85%	215%	184%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.25% and 1.24%, for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.86	$21.17	$18.46	$16.78	$16.69	$15.61
Income From Investment Operations:
Net investment income	0.07[1]	0.02[1]	0.01[1]	0.03[1]	0.06[1]	0.07[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.16	1.07	3.04	1.72	0.08	1.03
TOTAL FROM INVESTMENT OPERATIONS	0.23	1.09	3.05	1.75	0.14	1.10
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.05)	(0.07)	(0.05)	(0.02)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(1.75)	(2.40)	(0.34)	(0.07)	(0.05)	(0.02)
Redemption Fees	—	0.00[2]	—	—	—	—
Net Asset Value, End of Period	$18.34	$19.86	$21.17	$18.46	$16.78	$16.69
Total Return[3]	1.37%	5.67%	16.82%	10.39%	0.80%	7.03%
Ratios to Average Net Assets:
Net expenses	1.96%[4]	1.95%	1.99%	2.05%	2.05%[5]	2.05%[5]
Net investment income	0.80%[4]	0.12%	0.06%	0.19%	0.33%	0.42%
Expense waiver/reimbursement[6]	0.13%[4]	0.10%	0.10%	0.07%	0.12%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,136	$26,163	$30,675	$28,853	$30,424	$14,541
Portfolio turnover	40%	100%	106%	85%	215%	184%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05% and 2.04% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.80	$21.11	$18.40	$16.72	$16.62	$15.55
Income From Investment Operations:
Net investment income	0.08[1]	0.03[1]	0.02[1]	0.04[1]	0.06[1]	0.06[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.16	1.07	3.03	1.71	0.09	1.03
TOTAL FROM INVESTMENT OPERATIONS	0.24	1.10	3.05	1.75	0.15	1.09
Less Distributions:
Distributions from net investment income	(0.04)	(0.07)	(0.05)	(0.07)	(0.05)	(0.02)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(1.76)	(2.41)	(0.34)	(0.07)	(0.05)	(0.02)
Redemption Fees	—	0.00[2]	—	—	—	—
Net Asset Value, End of Period	$18.28	$19.80	$21.11	$18.40	$16.72	$16.62
Total Return[3]	1.40%	5.70%	16.89%	10.51%	0.90%	6.99%
Ratios to Average Net Assets:
Net expenses	1.90%[4]	1.89%	1.95%	1.98%	2.02%[5]	2.05%[5]
Net investment income	0.88%[4]	0.17%	0.10%	0.24%	0.36%	0.40%
Expense waiver/reimbursement[6]	0.16%[4]	0.13%	0.10%	0.07%	0.10%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,069	$81,703	$71,450	$60,315	$52,187	$36,415
Portfolio turnover	40%	100%	106%	85%	215%	184%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02% and 2.04% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.16	$21.40	$18.62	$16.92	$16.81	$15.68
Income From Investment Operations:
Net investment income	0.11[1]	0.10[1]	0.09[1]	0.11[1]	0.12[1]	0.11[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.16	1.08	3.07	1.73	0.09	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.27	1.18	3.16	1.84	0.21	1.15
Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.09)	(0.14)	(0.10)	(0.02)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(1.77)	(2.42)	(0.38)	(0.14)	(0.10)	(0.02)
Redemption Fees	—	0.00[2]	—	—	—	—
Net Asset Value, End of Period	$18.66	$20.16	$21.40	$18.62	$16.92	$16.81
Total Return[3]	1.56%	6.06%	17.29%	10.90%	1.23%	7.32%
Ratios to Average Net Assets:
Net expenses	1.58%[4]	1.57%	1.57%	1.65%	1.68%[5]	1.74%[5]
Net investment income	1.19%[4]	0.50%	0.48%	0.58%	0.71%	0.71%
Expense waiver/reimbursement[6]	0.14%[4]	0.09%	0.10%	0.07%	0.10%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,844	$67,588	$67,769	$62,627	$54,878	$53,749
Portfolio turnover	40%	100%	106%	85%	215%	184%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68% and 1.73% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2015	Year Ended November 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.40	$21.54	$18.74	$17.04	$16.91	$15.65
Income From Investment Operations:
Net investment income	0.19[1]	0.24[1]	0.23[1]	0.24[1]	0.24[1]	0.23[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	0.15	1.10	3.08	1.74	0.10	1.05
TOTAL FROM INVESTMENT OPERATIONS	0.34	1.34	3.31	1.98	0.34	1.28
Less Distributions:
Distributions from net investment income	(0.12)	(0.14)	(0.22)	(0.28)	(0.21)	(0.02)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(1.72)	(2.34)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(1.84)	(2.48)	(0.51)	(0.28)	(0.21)	(0.02)
Redemption Fees	—	0.00[2]	—	—	—	—
Net Asset Value, End of Period	$18.90	$20.40	$21.54	$18.74	$17.04	$16.91
Total Return[3]	1.91%	6.85%	18.07%	11.69%	1.99%	8.16%
Ratios to Average Net Assets:
Net expenses	0.86%[4]	0.85%	0.89%	0.94%	0.95%[5]	1.00%[5]
Net investment income	1.97%[4]	1.21%	1.16%	1.29%	1.40%	1.47%
Expense waiver/reimbursement[6]	0.14%[4]	0.12%	0.10%	0.07%	0.10%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,402	$62,451	$48,353	$35,929	$33,979	$12,421
Portfolio turnover	40%	100%	106%	85%	215%	184%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95% and 0.99% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $115,711,857 of investment in affiliated holdings (Note 5) (identified cost $411,917,999)		$435,558,314
Cash denominated in foreign currencies (identified cost $1,313,194)		1,296,425
Restricted cash (Note 2)		20,744,602
Income receivable		1,285,865
Receivable for investments sold		1,008
Receivable for shares sold		3,367,950
Unrealized appreciation on foreign exchange contracts		2,642,232
TOTAL ASSETS		464,896,396
Liabilities:
Payable for shares redeemed	$392,507
Unrealized depreciation on foreign exchange contracts	2,490,637
Bank overdraft	39,892
Payable for daily variation margin	846,328
Payable for Directors'/Trustees' fees (Note 5)	1,374
Payable for distribution services fee (Note 5)	98,656
Payable for other service fees (Notes 2 and 5)	64,310
Accrued expenses (Note 5)	147,185
TOTAL LIABILITIES		4,080,889
Net assets for 24,677,894 shares outstanding		$460,815,507
Net Assets Consist of:
Paid-in capital		$432,440,699
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		23,068,841
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		3,414,745
Undistributed net investment income		1,891,222
TOTAL NET ASSETS		$460,815,507
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($200,365,142 ÷ 10,661,079 shares outstanding), no par value, unlimited shares authorized	$18.79
Offering price per share (100/94.50 of $18.79)	$19.88
Redemption proceeds per share	$18.79
Class B Shares:
Net asset value per share ($24,135,630 ÷ 1,316,005 shares outstanding), no par value, unlimited shares authorized	$18.34
Offering price per share	$18.34
Redemption proceeds per share (94.50/100 of $18.34)	$17.33
Class C Shares:
Net asset value per share ($86,068,653 ÷ 4,707,410 shares outstanding), no par value, unlimited shares authorized	$18.28
Offering price per share	$18.28
Redemption proceeds per share (99.00/100 of $18.28)	$18.10
Class R Shares:
Net asset value per share ($64,844,340 ÷ 3,475,274 shares outstanding), no par value, unlimited shares authorized	$18.66
Offering price per share	$18.66
Redemption proceeds per share	$18.66
Institutional Shares:
Net asset value per share ($85,401,742 ÷ 4,518,126 shares outstanding), no par value, unlimited shares authorized	$18.90
Offering price per share	$18.90
Redemption proceeds per share	$18.90
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2015 (unaudited)
Investment Income:
Dividends (including $860,432 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $237,175)			$4,577,388
Investment income allocated from affiliated partnership (Note 5)			1,029,370
Interest			523,574
TOTAL INCOME			6,130,332
Expenses:
Investment adviser fee (Note 5)		$1,498,703
Administrative fee (Note 5)		171,937
Custodian fees		91,771
Transfer agent fee (Note 2)		387,647
Directors'/Trustees' fees (Note 5)		4,940
Auditing fees		15,543
Legal fees		3,909
Portfolio accounting fees		80,992
Distribution services fee (Note 5)		572,854
Other service fees (Notes 2 and 5)		377,708
Share registration costs		39,880
Printing and postage		23,321
Miscellaneous (Note 5)		17,925
EXPENSES BEFORE ALLOCATION		3,287,130
Expenses allocated from affiliated partnership (Note 2)		12,049
TOTAL EXPENSES		3,299,179
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(237,227)
Reimbursement of other operating expenses (Notes 2 and 5)	(68,355)
TOTAL WAIVER AND REIMBURSEMENTS		(305,582)
Net expenses			2,993,597
Net investment income			3,136,735
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $5,124,941 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions	$8,529,879
Net realized gain on futures contracts	4,222,905
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(1,043,241)
Realized gain distribution from affiliated investment company shares (Note 5)	58,614
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(2,541,415)
Net change in unrealized appreciation of futures contracts	(5,266,055)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	3,960,687
Change in net assets resulting from operations	$7,097,422
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2015	Year Ended 11/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,136,735	$2,985,480
Net realized gain on investments including allocation from affiliated partnerships, futures contracts, written options and foreign currency transactions	11,768,157	39,378,019
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(7,807,470)	(16,551,533)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,097,422	25,811,966
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(909,647)	(1,122,430)
Class B Shares	(42,464)	(95,208)
Class C Shares	(154,821)	(239,144)
Class R Shares	(172,009)	(265,178)
Institutional Shares	(387,619)	(394,367)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(16,482,726)	(21,054,666)
Class B Shares	(2,242,453)	(3,369,971)
Class C Shares	(7,164,821)	(7,922,335)
Class R Shares	(5,737,474)	(7,365,552)
Institutional Shares	(5,179,616)	(5,424,526)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,473,650)	(47,253,377)
Share Transactions:
Proceeds from sale of shares	75,841,773	90,680,055
Net asset value of shares issued to shareholders in payment of distributions declared	36,452,723	44,798,299
Cost of shares redeemed	(54,076,128)	(92,043,932)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	58,218,368	43,434,422
Redemption Fees	—	55,498
Change in net assets	26,842,140	22,048,509
Net Assets:
Beginning of period	433,973,367	411,924,858
End of period (including undistributed net investment income of $1,891,222 and $421,047, respectively)	$460,815,507	$433,973,367
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2015 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
Semi-Annual Shareholder Report

established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended May 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$141,639	$(22,201)
Class B Shares	25,753	(3,049)
Class C Shares	71,317	(21,051)
Class R Shares	110,792	(11,122)
Institutional Shares	38,146	(10,932)
TOTAL	$387,647	$(68,355)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$241,949
Class B Shares	31,281
Class C Shares	104,478
TOTAL	$377,708
For the six months ended May 31, 2015, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,331,062,327 and $9,463,496,564, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,360,531 and $2,503,184, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which
Semi-Annual Shareholder Report

expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2015, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $2,196. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding Series 144A, 9.25%, 03/15/2030	3/10/2000	$160,493	$87,785
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$1,008,394
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$—	Payable for daily variation margin	$41,822*
Equity contracts	—	$—	Payable for daily variation margin	$642,426*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,642,232	Unrealized depreciation on foreign exchange contracts	$2,490,637
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,642,232		$3,174,885
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Purchased Option Contracts	Total
Interest rate contracts	$(27,827)	$—	$—	$(27,827)
Foreign exchange contracts	—	2,137,542	(63,153)	2,074,389
Equity contracts	4,250,732	—	—	4,250,732
TOTAL	$4,222,905	$2,137,542	$(63,153)	$6,297,294
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$35,760	$—	$35,760
Foreign exchange contracts	—	(359,645)	(359,645)
Equity contracts	(5,301,815)	—	(5,301,815)
TOTAL	$(5,266,055)	$(359,645)	$(5,625,700)
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2015, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$2,642,232	$(2,430,068)	$—	$212,164
TOTAL	$2,642,232	$(2,430,068)	$—	$212,164

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$2,490,637	$(2,430,068)	$—	$60,569
TOTAL	$2,490,637	$(2,430,068)	$—	$60,569
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,059,922	$20,012,954	1,271,707	$24,983,624
Shares issued to shareholders in payment of distributions declared	889,514	16,328,843	1,077,269	20,848,247
Shares redeemed	(951,275)	(17,996,217)	(1,704,879)	(33,509,425)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	998,161	$18,345,580	644,097	$12,322,446

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	80,880	$1,493,040	144,477	$2,789,113
Shares issued to shareholders in payment of distributions declared	120,519	2,163,309	172,063	3,273,298
Shares redeemed	(202,877)	(3,745,534)	(447,961)	(8,651,857)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,478)	$(89,185)	(131,421)	$(2,589,446)

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	903,606	$16,676,047	1,353,586	$26,117,531
Shares issued to shareholders in payment of distributions declared	381,957	6,833,199	409,657	7,768,862
Shares redeemed	(704,216)	(12,960,368)	(1,022,069)	(19,706,161)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	581,347	$10,548,878	741,174	$14,180,232
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	437,449	$8,218,720	859,978	$16,854,161
Shares issued to shareholders in payment of distributions declared	321,190	5,855,322	395,870	7,623,369
Shares redeemed	(636,533)	(11,964,974)	(1,070,155)	(20,977,412)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	122,106	$2,109,068	185,693	$3,500,118

	Six Months Ended 5/31/2015		Year Ended 11/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,556,280	$29,441,012	1,009,592	$19,935,626
Shares issued to shareholders in payment of distributions declared	285,701	5,272,050	271,859	5,284,523
Shares redeemed	(385,733)	(7,409,035)	(463,970)	(9,199,077)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,456,248	$27,304,027	817,481	$16,021,072
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,156,384	$58,218,368	2,257,024	$43,434,422
4. FEDERAL TAX INFORMATION
At May 31, 2015, the cost of investments for federal tax purposes was $411,931,595. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $23,626,719. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,748,355 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,121,636.
At November 30, 2014, the Fund had a capital loss carryforward of $5,373,896 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$490,093	N/A	$490,093
2017	$676,009	N/A	$676,009
2018	$4,207,794	N/A	$4,207,794
At November 30, 2014, for federal tax purposes, the Fund had $76,497 in straddle loss deferrals.
As a result of the tax-free transfer of assets from Federated Balanced Allocation Fund, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the Adviser voluntarily waived $215,819 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2015, the Sub-Adviser earned a fee of $185,775.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$93,841
Class C Shares	313,435
Class R Shares	165,578
TOTAL	$572,854
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2015, FSC retained $97,028 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2015, FSC retained $15,281 in sales charges from the sale of Class A Shares. FSC also retained $19,081 relating to redemptions of Class B Shares and $3,661 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2015, FSSC received $49,794 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%,
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1.95%, 1.89%, 1.57% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2015, the Adviser reimbursed $21,408. Transactions involving the affiliated holdings during the six months ended May 31, 2015, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2014	1,389,580	676,871	53,040,222	656,892	873,938	56,637,503
Purchases/Additions	116,533	1,413,898	96,425,545	840,667	1,784,037	100,580,680
Sales/Reductions	(531,326)	(384,983)	(116,772,924)	—	—	(117,689,233)
Balance of Shares Held 5/31/2015	974,787	1,705,786	32,692,843	1,497,559	2,657,975	39,528,950
Value	$34,845,790	$17,023,743	$32,692,843	$14,032,123	$17,117,358	$115,711,857
Dividend Income/Allocated Investment Income	$1,029,370	$254,699	$14,772	$219,253	$371,708	$1,889,802
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$(1,043,241)	$—	$—	$—	$58,614	$(984,627)
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2015, were as follows:
Purchases	$174,604,319
Sales	$140,391,303
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2015, there were no outstanding loans. During the six months ended May 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,017.70	$5.78
Class B Shares	$1,000	$1,013.70	$9.84
Class C Shares	$1,000	$1,014.00	$9.54
Class R Shares	$1,000	$1,015.60	$7.94
Institutional Shares	$1,000	$1,019.10	$4.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.79
Class B Shares	$1,000	$1,015.16	$9.85
Class C Shares	$1,000	$1,015.46	$9.55
Class R Shares	$1,000	$1,017.05	$7.95
Institutional Shares	$1,000	$1,020.64	$4.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.90%
Class R Shares	1.58%
Institutional Shares	0.86%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what
Semi-Annual Shareholder Report

might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
8080105 (7/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015